Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Common shares	Share premium	Treasury shares [1]	Hedging reserves	Translation reserves	Other reserves	Retained profit	Equity attributable to shareholders of TORM plc	Non-controlling interest
Equity at beginning of period at Dec. 31, 2021		$ 1,052.2	$ 0.8	$ 159.6	$ (4.2)	$ (3.6)	$ 0.1	$ 0.0	$ 899.5	$ 1,052.2	$ 0.0
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		562.6							562.8	562.8	(0.2)
Other comprehensive income/(loss) for the year	[2]	56.2				56.7	(0.6)			56.1	0.1
Tax on other comprehensive income		(13.2)				(13.2)				(13.2)
Total comprehensive income/(loss) for the year		605.6	0.0	0.0	0.0	43.5	(0.6)	0.0	562.8	605.7	(0.1)
Capital increase	[3]	8.0		8.0						8.0
Share-based compensation		2.2							2.2	2.2
Dividends paid		(166.7)							(166.7)	(166.7)
Total changes in equity for the period		449.1	0.0	8.0	0.0	43.5	(0.6)	0.0	398.3	449.2	(0.1)
Non-controlling interest arising on acquisition		2.4									2.4
Equity at end of period at Dec. 31, 2022		1,503.7	0.8	167.6	(4.2)	39.9	(0.5)	0.0	1,297.8	1,501.4	2.3
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		648.0							648.3	648.3	(0.3)
Other comprehensive income/(loss) for the year	[2]	(18.9)				(18.9)	0.1			(18.8)	(0.1)
Tax on other comprehensive income		4.6				4.6				4.6
Total comprehensive income/(loss) for the year		633.7	0.0	0.0	0.0	(14.3)	0.1	0.0	648.3	634.1	(0.4)
Capital increase	[3]	92.7	0.1	92.6						92.7
Transaction costs of capital increase		(0.2)		(0.2)						(0.2)
Share-based compensation		22.5							22.5	22.5
Dividends paid		(586.4)							(586.4)	(586.4)
Total changes in equity for the period		162.3	0.1	92.4	0.0	(14.3)	0.1	0.0	84.4	162.7	(0.4)
Non-controlling interest arising on acquisition		0.0
Equity at end of period at Dec. 31, 2023		1,666.0	0.9	260.0	(4.2)	25.6	(0.4)	0.0	1,382.2	1,664.1	1.9
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		611.5							612.5	612.5	(1.0)
Other comprehensive income/(loss) for the year	[2]	(13.3)				(12.7)	(0.4)		(0.1)	(13.2)	(0.1)
Tax on other comprehensive income		2.6				2.6				2.6
Total comprehensive income/(loss) for the year		600.8	0.0	0.0	0.0	(10.1)	(0.4)	0.0	612.4	601.9	(1.1)
Capital increase	[3]	331.7	0.1	331.6						331.7
Capital reduction	[4]	0.0		(320.0)				320.0
Transaction costs of capital increase		(0.6)		(0.6)						(0.6)
Share-based compensation		30.2							30.2	30.2
Dividends paid		(553.3)							(553.3)	(553.3)
Total changes in equity for the period		408.8	0.1	11.0	0.0	(10.1)	(0.4)	320.0	89.3	409.9	(1.1)
Non-controlling interest arising on acquisition		0.0
Equity at end of period at Dec. 31, 2024		$ 2,074.8	$ 1.0	$ 271.0	$ (4.2)	$ 15.5	$ (0.8)	$ 320.0	$ 1,471.5	$ 2,074.0	$ 0.8

[1]	¹⁾ Please refer to Note 18 for further information on treasury shares.
[2]	²⁾ Please refer to "Consolidated Statement of Comprehensive Income".
[3]	³⁾ Please refer to Note 18 for further information on capital increases during the year.
[4]	⁴⁾ The Share premium reserve was reduced by USD 320.0m, as decided at the Annual General Meeting on 11 April 2024 and subsequently approved by the court, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.